Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	af
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 09, 2014
Prospectus Date	rr_ProspectusDate	Apr. 09, 2014